Other financial assets and liabilities	6 Months Ended
Jun. 30, 2024
Other Financial Assets And Liabilities
Other financial assets and liabilities

13. Other financial assets and liabilities

		Current		Non-Current
	Notes	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Other financial assets
Restricted cash		-	-	4	4
Derivative financial instruments	18	168	271	109	544
Investments in equity securities		-	-	47	45
		168	271	160	593
Other financial liabilities
Derivative financial instruments	18	135	36	105	95
Other financial liabilities - Related parties	29(b)	144	290	-	-
Liabilities related to the concession grant	13(a)	680	591	2,551	3,278
Advances and other financial obligations (i)		508	759	-	-
		1,467	1,676	2,656	3,373

(i) Includes advances received from customers and other financial obligations.

a) Liabilities related to the concession grant

	Consolidated						Discount rate
	December 31, 2023	Revision to estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2024	June 30, 2024	December 31, 2023	Remaining term of obligations
Payment obligation	1,130	-	53	(29)	(147)	1,007	11.04%	11.04%	33 years
Infrastructure investment	2,739	(99)	69	(142)	(343)	2,224	6.48% - 6.51%	5.17% - 5.54%	8 years
	3,869	(99)	122	(171)	(490)	3,231
Current liabilities	591					680
Non-current liabilities	3,278					2,551
Liabilities	3,869					3,231

The Company is currently discussing with the Brazilian Ministry of Transport the general conditions for optimizing the investment plans of Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas (“EFVM”) concessions contracts, both of which are currently being fulfilled by Vale in accordance with the contracts in place.

The potential change in the agreements is still uncertain as it is subject to conclusion of the negotiations and approval by the Company and relevant authorities. Any changes to the existing obligation will be recorded after the conclusion of the negotiations and based on the final terms agreed.

Therefore, until there is any change in the existing concession contracts, the Company will continue to comply with its obligations under the agreements, which are reflected in the Company’s liability recorded in these interim financial statements.